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                      SELECT DIMENSIONS LIFE (SERIES I)
                           SEPARATE ACCOUNT FIVE
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 333-00259

             SUPPLEMENT DATED JULY 12, 2006 TO THE PROSPECTUS AND
           STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006


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     SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED MAY 1, 2006

Effective July 3, 2006, the American Opportunities Portfolio changed its name to the Focus Growth Portfolio. All references to the American Opportunities Portfolio in the prospectus and statement of additional information should be deleted and replaced with the Focus Growth Portfolio.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5990